Other Current Liabilities - Schedule of Other Current Liabilities (Details) - USD ($)	Sep. 30, 2025		Dec. 31, 2024		Dec. 31, 2023
Schedule of Other Current Liabilities [Abstract]
Employee payables	$ 102,513		$ 1,049,994		$ 807,615
Other tax payables	530,232		272,632		507,464
Other payable	1,058,469	[1]	834,753	[1],[2]	305,443	[2]
Accrued expenses	793,527		1,827,629
Total	$ 2,484,741		$ 3,985,008		$ 2,281,507

[1]	Other payables mainly consist of utility expenses, consulting fee and a third-party loan. As of September 30, 2025, other payables included an unsecured third-party loan amounting to $450,000, bearing an annual interest rate of 15% and will mature at the end of 2025. The loan was originated on December 26, 2024.
[2]	Other payables mainly consist of utility expenses, consulting fee and a third-party loan. As of December 31, 2024, other payables included an unsecured third-party loan amounting to $300,000, bearing an annual interest rate of 15% and will maturing on March 31, 2025. The loan was originated on December 26, 2024.